                                           REGISTRATION NOS. 333-83716/811-4001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                            [X]

                        POST-EFFECTIVE AMENDMENT NO. 12

                                                                            [X]
                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 126

                                                                            [X]

                               -----------------

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-9414
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                            JAMES L. LIPSCOMB, ESQ.
                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                           NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                                  COPIES TO:
                             DIANE E. AMBLER, ESQ.
                                 K&L GATES LLP
                              1601 K STREET, N.W.
                            WASHINGTON, D.C. 20006

                               -----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE:
   [_] immediately upon filing pursuant to paragraph (b) of Rule 485

   [X] on May 1, 2009 pursuant to paragraph (b) of Rule 485

   [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

   [_] on April 1, 2009 pursuant to paragraph (a)(1) of Rule 485


PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. REGISTRANT'S RULE 24F-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 2008 WILL BE FILED WITH THE COMMISSION ON OR ABOUT MARCH 15, 2009.

================================================================================

                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

        METLIFE FINANCIAL FREEDOM SELECT(R) VARIABLE ANNUITY CONTRACTS

This Registration Statement incorporates by reference the following documents:

The Prospectus for MetLife Financial Freedom Select(R) Variable Annuity Contracts B Class, L Class and C Class, the Prospectus for MetLife Financial Freedom Select(R) Variable Annuity Contracts e Class and e Bonus Class and the Statement of Additional Information for MetLife Financial Freedom Select(R) Variable Annuity Contracts included in Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, File No. 333-83716, filed January 26, 2009 pursuant to paragraph (a)(1) of Rule 485.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                   FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

Form N-4
Item No.                                                  Prospectus Heading
--------                                                  ------------------
   1.    Cover Page............... Cover Page

   2.    Definitions.............. Important Terms You Should Know

   3.    Synopsis................. Table of Expenses

   4.    Condensed Financial       General Information--Performance; General Information--
         Information..............   Financial Statements

   5.    General Description of    MetLife; Metropolitan Life Separate Account E; Your Investment
         Registrant, Depositor,      Choices; General Information--Voting Rights
         and Portfolio Companies..

   6.    Deductions and Expenses.. Table of Expenses; Deferred Annuities--Charges; Deferred
                                     Annuities--Withdrawal Charges; Deferred Annuities--
                                     Premium and Other Taxes; Income Options--Charges;
                                     General Information--Who Sells the Deferred Annuities;
                                     Appendix--Premium Tax Table

   7.    General Description of    Variable Annuities; Replacement of Annuity Contracts; Classes of
         Variable Annuity            the Deferred Annuity; Deferred Annuities--Purchase
         Contracts................   Payments (Allocation of Purchase Payments and Limits on
                                     Purchase Payments); Deferred Annuities--Transfer Privilege;
                                     General Information--Administration (Purchase Payments/
                                     Confirming Transactions/Transactions by Telephone or
                                     Internet/Processing Transactions/Changes to Your Deferred
                                     Annuity/When We Can Cancel Your Deferred Annuity/After
                                     Your Death/Third Party Requests)

   8.    Annuity Period........... Important Terms You Should Know; Deferred Annuities--Pay-
                                     Out Options (or Income Options); Income Payment Types/The
                                     Value of Your Income Payments/Reallocation Privilege;
                                     Optional Benefits--Guaranteed Minimum Income Benefit

   9.    Death Benefit............ Deferred Annuities--Death Benefit--Generally; Standard
                                     Death Benefit; Optional Benefits

  10.    Purchases and Annuity     MetLife; Metropolitan Life Separate Account E; Deferred
         Values...................   Annuities--Purchase Payments (Allocation of Purchase
                                     Payments and Limits on Purchase Payments); The Value of
                                     Your Investment; Pay-out Options (or Income Options);
                                     Allocation; The Value of Your Income Payments; General
                                     Information--Administration (Purchase Payments)

  11.    Redemptions.............. Deferred Annuities--Access to Your Money (Systematic
                                     Withdrawal Program and Minimum Distribution); Deferred
                                     Annuities--Withdrawal Charges (When No Withdrawal
                                     Charge Applies); When No Withdrawal Charge Applies to the
                                     eBonus Class; General Information--When We Can Cancel
                                     Your Deferred Annuity; General Information--Valuation--
                                     Suspension of Payment

  12.    Taxes.................... Income Taxes

Form N-4
Item No.                                                Prospectus Heading
--------                                                ------------------
  13.    Legal Proceedings........ Legal Proceedings

  14.    Table of Contents of the  Table of Contents of the Statement of Additional Information
         Statement of Additional
         Information..............

  15.    Cover Page............... Cover Page

  16.    Table of Contents........ Table of Contents

  17.    General Information and   Not Applicable
         History..................

  18.    Services................. Independent Registered Public Accounting Firm; Services;
                                     Distribution of Certificates and Interests in the Deferred
                                     Annuities

  19.    Purchase of Securities    Not Applicable
         Being Offered............

  20.    Underwriters............. Distribution of Certificates and Interests in the Deferred
                                     Annuities; Withdrawal Charge

  21.    Calculation of            Advertisement of the Separate Account
         Performance Data.........

  22.    Annuity Payments......... Variable Income Payments

  23.    Financial Statements..... Financial Statements of the Separate Account; Financial
                                     Statements of MetLife

                                     PART II
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A) Financial Statements

          The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4: (to be filed by amendment)




          Metropolitan Life Separate Account E

               Independent Registered Public Accounting Firm's Report


          Financial Statements for the Year Ended December 31, 2008 and 2007


               Statements of Assets and Liabilities
               Statements of Operations
               Statements of Changes in Net Assets
               Notes to Financial Statements

          Metropolitan Life Insurance Company

               Independent Registered Public Accounting Firm's Report

          Financial Statements for the Years Ended December 31, 2008, 2007 and 2006

               Consolidated Balance Sheets
               Consolidated Statements of Income
               Consolidated Statements of Cash Flow
               Consolidated Statements of Equity
               Notes to Consolidated Financial Statements

     (B) Exhibits

(1)            --Resolution of the Board of Directors of Metropolitan Life
                 establishing Separate Account E.(1)

(2)            --Not applicable.

(3)(a)         --Principal Underwriting Agreement with MetLife Investors
                 Distribution Company (14)

   (b)         --Metropolitan Life Insurance Company Sales Agreement.(8)

   (b)(i)      --Retail Sales Agreement (MLIDC Retail Sales Agreement
                 7-1-05)(LTC)(10)

   (c)         --Participation Agreement--New England Zenith Fund (3)

   (d)         --Participation Agreement--American Funds Insurance Series (2)

   (e)         --Participation Agreement--Met Investors Series Trust (4)

   (f)         --Participation Agreement--Calvert Variable Series, Inc. (5)

   (g)         --Participation Agreement--Metropolitan Series Fund. (13)

(4)(a)         --Form of Variable Annuity Contract.(6)

(4)(a)(i)      --Backcover to Form of Variable Annuity Contract.(7)

(4)(a)(ii)     --Annual Step-Up Death Benefit Rider to Form of Variable Annuity
                 Contract.(7)

(4)(b)         --Tax Sheltered Annuity Endorsement--Form G.ML-398 (08/02) (6)

(4)(c)         --SEP and SIMPLE IRA Endorsement Form ML-408.2 (09/02) (7)

(4)(d)         --457 Contract with TSA ERISA Endorsements (9)

(4)(e)         --Roth 403(b) Endorsement--Form ML-G-Roth-398 (11/05)(10)

(4)(f)         --Roth 401 Endorsement--Form HL-G-Roth-401 (11/05)(10)

(4)(g)         --Qualified G-Roth 403(b) Tax Sheltered Annuity Contribution
                 Program Endorsement - Form G-Roth403(b) (3/06)(10)

(4)(h)         --Lifetime Guaranteed Withdrawal Benefit (LGWB) Rider Certificate
                 Schedule (14)

(4)(i)         --SEP and Simple IRA LGWB Rider (14)

(4)(j)         --Tax Sheltered Annuity LGWB Rider (14)

(4)(k)         --Certificate Schedule B Class, G.FFS (08-02) for LGWB. (15)

(4)(l)         --Certificate Schedule L Class G.FFS (08-02) for LGWB. (15)

(4)(m)         --Certificate Schedule eBonus Class G.FFS (08-02) for LGWB. (15)

 (5)(a)        --Application Form for the Deferred Annuity, Version 1.(6)

 (5)(b)        --Application Form for the Deferred Annuity, Version 2.(6)

 (5)(c)        --Variable Annuity Application SEP, SIMPLE IRA Version 1
                 MFFSVER1APP-SS(0304)(9)

 (5)(d)        --Variable Annuity Application SEP, SIMPLE IRA Version 2
                 MFFSVER2APP-SS(0304)(9)

 (5)(e)        --Annuity SMART APP Receipt (SEP/SIMPLE IRA) MFFS-ASAR-SS
                 (03/04)(9)


 (5)(f)        --Variable Annuity Application MetLife Financial Freedom
                 Select(R) Non - ERISA Tax Sheltered Annuity (TSA) Version 2. Form FFS403V2-R- LGWB(02/07) and ADMIN FFS VER2 (02/07) ef.(12)

 (5)(g)       -- Variable Annuity Application MetLife Financial Freedom
                 Select(R) SEP, SIMPLE IRA Version. 2. Form MFFS-V2-SS-LGWB (02/07) (12)

 (5)(h)       -- Variable Annuity Application MetLife Financial Freedom
                 Select(R) Non - ERISA Tax Sheltered Annuity (TSA) Version 1. Form FFS_VER1 LGWB-R (02/07) and ADMIN VER1 (02/07) ef.(12)

 (5)(i)       -- Variable Annuity Application MetLife Financial Freedom
                 Select(R) SEP, SIMPLE IRA Version 1. Form MFFSVER1-SS-LGWB (02/07) and ADMIN FFS VER1 (04/07) ef.(12)

 (5)(j)       -- MFFS New York TSA Application V1 FFS 403B APP VER1 NY (07/08).
                 (15)

 (5)(k)       -- New York TSA Application V2 FFS 403B APP VER2 NY (07/08). (15)

 (5)(l)       -- MFFS New York SEP/SIMPLE Application VER 1 MFFSVER1 SS NY
                 (10/08). (15)

 (5)(m)       -- New York SEP/SIMPLE Application VER 2 MFFSVER2 SS NY (10/08).
                 (15)


 (6)(a)        --Amended and Restated Charter of Metropolitan Life.
                 (4)

 (6)(b)        --Amended and Restated By-Laws of Metropolitan Life.(11)

 (7)           --Not applicable.

 (8)           --Not applicable.

 (9)           --Opinion and consent of counsel as to the legality of the securities being registered.(6,9)


(10)           --Consent of Independent Registered Public Accounting Firm. (to
                 be filed by amendment)


(11)           --Not applicable.

(12)           --Not applicable.

(13)(a)        --Powers of Attorney.(12)

----------
(1) Filed with Post-Effective Amendment No. 19 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.
(2) Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.
(3) Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320/811-4001 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.
(4)  Filed with this Registration Statement on March 5, 2002.
(5) Filed with Post-Effective Amendment No. 22 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 30, 1997 as incorporated herein by reference.
(6) Filed with Pre-Effective Amendment No. 1 to this Registration Statement on July 12, 2002.
(7) Filed with Post-Effective Amendment No. 1 to this Registration Statement on April 10, 2003.
(8) Filed with Post-Effective Amendment No. 30 to Registration Statement Nos. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on October 22, 2003.
(9) Filed with Post Effective Amendment No. 2 to this Registration Statement on April 21, 2004.
(10) Filed with Post-Effective Amendment No. 5 to this Registration Statement on April 26, 2006


(11) Filed with Post-Effective Amendment No. 16 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008. As incorporated herein by reference.


(12) Filed with Post-Effective Amendment No. 11 to this Registration Statement on January 26, 2009. Powers of Attorney for C. Robert Henrikson, Burton A. Dole, Jr., Cheryl W. Grise, R. Glenn Hubbard, John M. Keane, James M. Kilts, Sylvia Mathews Burwell, Hugh B. Price, Kenton J. Sicchitano, William
     C. Steere, David Satcher, Eduardo Castro-Wright, Lulu C. Wang, William J. Wheeler and James J. Prochaska, Jr.


(13) Filed with Post-Effective Amendment No. 8 to this Registration Statement on August 23, 2007.


(14) Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-133675/811-07534 for Paragon Separate Account B on Form N-6 on February 6, 2008. As incorporated herein by reference.


(15) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF DEPOSITOR



Name, Principal Occupation and Business Address        Position and Offices with Depositor
----------------------------------------------------   ------------------------------------------------------------
C. Robert Henrikson                                    Chairman of the Board, President and Chief Executive Officer
MetLife, Inc and Metropolitan Life Insurance Company
Chairman of the Board,
President and Chief Executive Officer
200 Park Avenue,
New York, NY 10166

Sylvia Mathews Burwell                                 Director
President, Global Development Program
The Bill and Melinda Gates Foundation
1551 Eastlake Avenue East
Seattle, WA 98102

Eduardo Castro-Wright                                  Director
President and Chief Executive Officer
Wal-Mart Stores, USA
702 Southwest 8th Street
Bentonville, AK 72716

Burton A. Dole, Jr.                                    Director
Retired Chairman, Dole/Neal LLC
Pauma Valley Country Club
15835 Pauma Valley Drive
Pauma Valley, CA 92061

Cheryl W. Grise                                        Director
Retired Executive Vice President
Northeast Utilities
24 Stratford Road
West Hartford, CT 06117

R. Glenn Hubbard                                       Director
Dean and Russell L. Carson Professor of Finance
and Economics
Graduate School of Business
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902

John M. Keane                                          Director
Co-Founder and Senior Managing Director
Keane Advisors, LLC
2020 K St., N.W.
Washington, DC 20006

James M. Kilts                                         Director
Partner
Centerview Partners Management, LLC
16 School Street
Rye, NY 10580

Name, Principal Occupation and Business Address        Position and Offices with Depositor
----------------------------------------------------   ------------------------------------------------------------
Hugh B. Price                                          Director
Senior Fellow
Brookings Institution
1775 Massachusetts Avenue, N.W.
Washington, DC 20036

David Satcher                                          Director
Director of Satcher Health Leadership Institute and
Center of Excellence on Health Disparities
Morehouse School of Medicine
720 Westview Drive, S.W. Suite #238
Atlanta, GA 30310-1495

Kenton J. Sicchitano                                   Director
Retired Global Managing Partner
PricewaterhouseCoopers, LLC
25 Phillips Pond Road
Natick, MA 01760

William C. Steere, Jr.                                 Director
Retired Chairman of the Board and Chief
Executive Officer
Pfizer, Inc.
235 East 42nd Street, 22nd Floor
New York, NY 10017

Lulu C. Wang                                           Director
Chief Executive Officer
Tupelo Capital Management LLC
12 E. 49th Street, #17
New York, NY 10017

Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, New York 10166



Name                       Position with MetLife
------------------------   ------------------------------------------------------------
C. Robert Henrikson        Chairman of the Board, President and Chief Executive Officer

Gwenn L. Carr              Senior Vice President and Secretary

Steven A. Kandarian        Executive Vice President and Chief Investment Officer

James L. Lipscomb          Executive Vice President and General Counsel

Maria R. Morris            Executive Vice President, Technology and Operations

William J. Mullaney        President, Institutional Business

Joseph J. Prochaska, Jr.   Executive Vice President and Chief Accounting Officer

William J. Toppeta         President, International

Lisa Weber                 President, Individual Business

William J. Wheeler         Executive Vice President and Chief Financial Officer


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife Inc. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS.


     As of February 28, 2009; Qualified 58,357


ITEM 28. INDEMNIFICATION.

     UNDERTAKING PURSUANT TO RULE 494 (a) (1) UNDER THE SECURITIES ACT OF 1933

     MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors' and Officers' liability policy with a limit of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc., are also covered under the Financial Institutions Bond as well as under the directors' and Officers' Liability policy. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person of Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company also serves as principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

Met Investors Series Trust
Metropolitan Series Fund, Inc.
Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL
Metropolitan Tower Separate Account One
Metropolitan Tower Separate Account Two

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account 26
Security Equity Separate Account 27

MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities

MetLife of CT Fund UL for Variable Life Insurance

MetLife of CT Fund UL III for Variable Life Insurance

Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C and
Paragon Separate Account D.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
--------------------------   ---------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue, 1st Floor
Morristown, NJ 07962

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
200 Park Avenue
New York, NY 10166

Paul A. Sylvester            President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund
1095 Avenue of the           Management & Marketing
Americas
New York, NY 10036

Paul A. LaPiana              Executive Vice President, National Sales
5 Park Plaza                 Manager-Life
Suite 1900
Irvine, CA 92614

Richard C. Pearson           Executive Vice President, General Counsel and
5 Park Plaza                 Secretary
Suite 1900
Irvine, CA 92614

Andrew Aiello                Senior Vice President, Channel Head-National
5 Park Plaza                 Accounts
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent
One MetLife Plaza            Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962

John C. Kennedy              Senior Vice President, National Sales Manager,
One MetLife Plaza            Bank and Broker/Dealer
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers               Senior Vice President, National Sales Manager,
One MetLife Plaza            Independent Planners and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt          Treasurer
1095 Avenue of the
Americas
New York, NY 10036

Peter Gruppuso               Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
1095 Avenue of the
Americas
New York, NY 10036

Jonnie L. Crawford           Assistant Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

James W. Koeger              Assistant Treasurer
13045 Jesson Ferry Rd
St. Louis, MO 63128

James R. Allen               Assistant Treasurer
5 Park Plaza
Suite 1900
Irvine, CA 92614

Joseph A. Zdeb               Assistant Vice President
1095 Avenue of the
Americas
New York, NY 10036

Timothy J. McLinden          Assistant Vice President
1095 Avenue of the
Americas
New York, NY 10036


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


                                                 (2)
                 (1)                         NET UNDERWRITING         (3)             (4)            (5)
          NAME OF PRINCIPAL                  DISCOUNTS AND     COMPENSATION ON    BROKERAGE        OTHER
             UNDERWRITER                      COMMISSIONS         REDEMPTION     COMMISSIONS   COMPENSATION
-----------------------------------------   ----------------   ---------------   -----------   ------------
MetLife Investors Distribution Company                          (to be filed by amendment)

ITEM 30. LOCATION OF ACCOUNT AND RECORDS.


     Metropolitan Life Insurance Company
     200 Park Avenue
     New York, N.Y. 10166


ITEM 31. MANAGEMENT SERVICES.

     Not Applicable

ITEM 32. UNDERTAKINGS.

     (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

     (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) The undersigned registrant represents that it is relying on the exemptions form certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a) - (d) of Rule 6c-7 have been complied with.

     (e) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Deferred Annuity described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Deferred Annuity.

     (f) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1) - (4) of such letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this Registration Statement to be signed on its behalf, in the City of New York, and State of New York on this thirteenth, day of March 2009.


                                       METROPOLITAN LIFE SEPARATE ACCOUNT E
                                       (Registrant)

                                       By: METROPOLITAN LIFE INSURANCE
                                       COMPANY (Depositor)

                                       By:    /s/  PAUL G. CELLUPICA
                                           -----------------------------------
                                                 Paul G. Cellupica
                                           Chief Counsel, Securities Regulation
                                                 and Corporate Services

                                       METROPOLITAN LIFE INSURANCE
                                       COMPANY (Depositor)

                                       By:    /s/  PAUL G. CELLUPICA
                                           -----------------------------------
                                                 Paul G. Cellupica
                                           Chief Counsel, Securities Regulation
                                                 and Corporate Services

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


          Signature                          Title                   Date
          ---------                          -----                   ----

              *                  Chairman, President, Chief
-----------------------------      Executive Officer and Director

     C. Robert Henrikson

              *                  Executive Vice President and
-----------------------------      Chief Accounting Officer
     Joseph J. Prochaska

              *                  Executive Vice President and
-----------------------------      Chief Financial Officer
     William J. Wheeler

              *                  Director
-----------------------------
    Sylvia Mathews Burwell

              *                 Director
-----------------------------
     Eduardo Castro-Wright

              *                  Director
-----------------------------
     Burton A. Dole, Jr.

              *                  Director
-----------------------------
       Cheryl W. Grise
                                 Director
-----------------------------
      R. Glenn Hubbard

              *                  Director
-----------------------------
        John M. Keane

              *                  Director
-----------------------------
         James M. Kilts

              *                  Director
-----------------------------
        Hugh P. Price

              *                  Director
-----------------------------
        David Satcher


              *                  Director
-----------------------------
    Kenton J. Sicchitano

              *                  Director
-----------------------------
   William C. Steere, Jr.


              *                  Director
-----------------------------
     Lulu C. Wang

By:    /s/  Myra L. Saul                                      March 13, 2009
   --------------------------
      *By Myra L. Saul
       Attorney-in-Fact